EQUITY (CAPITAL DEFICIENCY) (Additional Information about Warrants and Share Options) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants and options outstanding	4,445,027
Weighted average remaining contractual life (years)	5.85
Warrants and options exercisable	2,960,818
0-0.004 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0.0
Exercise price, maximum	$ 0.004
Warrants and options outstanding	976,535
Weighted average remaining contractual life (years)	4.72
Warrants and options exercisable	925,809
0.732 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.732
Warrants and options outstanding	51,253
Weighted average remaining contractual life (years)	3.41
Warrants and options exercisable	51,253
0.752 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.752
Warrants and options outstanding	83,637
Weighted average remaining contractual life (years)	3.73
Warrants and options exercisable	83,636
2.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.92
Warrants and options outstanding	126,250
Weighted average remaining contractual life (years)	9.92
Warrants and options exercisable
3.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 3.16
Warrants and options outstanding	97,500
Weighted average remaining contractual life (years)	9.97
Warrants and options exercisable
3.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 3.2
Warrants and options outstanding	75,000
Weighted average remaining contractual life (years)	9.9
Warrants and options exercisable
3.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 3.96
Warrants and options outstanding	146,090
Weighted average remaining contractual life (years)	5.76
Warrants and options exercisable	146,089
4.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 4.92
Warrants and options outstanding	862,583
Weighted average remaining contractual life (years)	4.59
Warrants and options exercisable	737,681
6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 6.0
Warrants and options outstanding	784,808
Weighted average remaining contractual life (years)	3.79
Warrants and options exercisable	679,839
6.9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 6.9
Warrants and options outstanding	3,652
Weighted average remaining contractual life (years)	6.5
Warrants and options exercisable	3,652
7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 7.0
Warrants and options outstanding	20,290
Weighted average remaining contractual life (years)	3.92
Warrants and options exercisable	6,764
7.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 7.2
Warrants and options outstanding	188,179
Weighted average remaining contractual life (years)	4.2
Warrants and options exercisable	188,179
7.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 7.72
Warrants and options outstanding	53,750
Weighted average remaining contractual life (years)	3.94
Warrants and options exercisable	16,667
7.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 7.8
Warrants and options outstanding	836,750
Weighted average remaining contractual life (years)	9.38
Warrants and options exercisable	120,833
8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 8.0
Warrants and options outstanding	10,000
Weighted average remaining contractual life (years)	4.18
Warrants and options exercisable
8.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 8.4
Warrants and options outstanding	2,500
Weighted average remaining contractual life (years)	9.5
Warrants and options exercisable
10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 10.0
Warrants and options outstanding	125,000
Weighted average remaining contractual life (years)	9.04
Warrants and options exercisable
10.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 10.4
Warrants and options outstanding	1,250
Weighted average remaining contractual life (years)	3.98
Warrants and options exercisable	416